LONG-TERM LOAN PAYABLE (Details Narrative)			12 Months Ended
	Jun. 16, 2023 USD ($)	Jun. 16, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2023 USD ($)	Jun. 16, 2023 CNY (¥)
Debt Instrument [Line Items]
Pledged amount			$ 1,822,429		$ 932,900	$ 1,873,612
Machinery and Equipment [Member]
Debt Instrument [Line Items]
Pledged amount			1,822,429		$ 932,900	$ 1,873,612
Loans Payable [Member]
Debt Instrument [Line Items]
Monthly installment	$ 40,227	¥ 291,666
Debt instrument interest rate	6.80%	6.80%
Periodic payment			14,265	¥ 239,749.02
Interest expense			$ 7,857	¥ 57,353
Loans Payable [Member] | Machinery and Equipment [Member]
Debt Instrument [Line Items]
Pledged amount	$ 1,822,429
Maturity date	Sep. 15, 2025	Sep. 15, 2025
Loans Payable [Member] | Machinery and Equipment [Member] | Maximum [Member]
Debt Instrument [Line Items]
Pledged amount	$ 1,873,612
Loans Payable [Member] | Third Party Lender [Member]
Debt Instrument [Line Items]
Long-term loan payable	965,344						¥ 7,000,000.0
Monthly installment	$ 40,227	¥ 291,666
Debt instrument interest rate	6.80%	6.80%
Loans Payable [Member] | Third Party Lender [Member] | Machinery and Equipment [Member]
Debt Instrument [Line Items]
Pledged amount	$ 932,900